Segment Reporting - Scheudle of Business Interests Into Reportable Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 3,831,778	$ 2,931,280
Gross Profit	3,382,729	2,931,280
Segment Assets	2,227,587	$ 617,476
Trxade, Inc.[Member]
Revenue	3,407,822
Gross Profit	3,407,822
Segment Assets	822,412
Segment Profit/Loss	1,371,615
Community Specialty Pharmacy, LLC [Member]
Revenue	395,418
Gross Profit	(34,971)
Segment Assets	112,123
Segment Profit/Loss	(116,588)
Other [Member]
Revenue	28,538
Gross Profit	9,878
Segment Assets	1,293,052
Segment Profit/Loss	$ (1,245,989)